Share-based payments - Assumptions used to determine the fair value of option grants (Details)	9 Months Ended
May 31, 2025 Y $ / shares
May 27, 2020
Share-based payments
Exercise price	$ 4,995
Market Price	$ 4,995
Expected volatility	84.00%
Risk-free interest rate	0.40%
Expected life | Y	5
May 27, 2020
Share-based payments
Exercise price	$ 3,753
Market Price	$ 4,995
Expected volatility	84.00%
Risk-free interest rate	0.40%
Expected life | Y	5
October 23, 2020
Share-based payments
Exercise price	$ 4,995
Market Price	$ 4,995
Expected volatility	97.00%
Risk-free interest rate	0.40%
Expected life | Y	5
November 24, 2020
Share-based payments
Exercise price	$ 21,991.5
Market Price	$ 17,590.5
Expected volatility	101.00%
Risk-free interest rate	0.40%
Expected life | Y	5
November 24, 2020
Share-based payments
Exercise price	$ 7,668
Market Price	$ 7,722
Expected volatility	75.00%
Risk-free interest rate	3.60%
Expected life | Y	4
February 23, 2021
Share-based payments
Exercise price	$ 21,262.5
Market Price	$ 20,317.5
Expected volatility	103.00%
Risk-free interest rate	0.60%
Expected life | Y	5
May 14, 2021
Share-based payments
Exercise price	$ 7,668
Market Price	$ 7,722
Expected volatility	75.00%
Risk-free interest rate	3.60%
Expected life | Y	3
July 14, 2021
Share-based payments
Exercise price	$ 12,487.5
Market Price	$ 12,163.5
Expected volatility	105.00%
Risk-free interest rate	0.70%
Expected life | Y	5
September 21, 2021
Share-based payments
Exercise price	$ 11,947.5
Market Price	$ 11,583
Expected volatility	106.00%
Risk-free interest rate	0.90%
Expected life | Y	5
January 22, 2022
Share-based payments
Exercise price	$ 7,627.5
Market Price	$ 7,452
Expected volatility	107.00%
Risk-free interest rate	1.50%
Expected life | Y	5
November 30, 2022
Share-based payments
Exercise price	$ 8,221.5
Market Price	$ 8,221.5
Expected volatility	107.00%
Risk-free interest rate	3.10%
Expected life | Y	5
December 1, 2022
Share-based payments
Exercise price	$ 7,870.5
Market Price	$ 7,870.5
Expected volatility	107.00%
Risk-free interest rate	3.00%
Expected life | Y	5
March 22, 2023
Share-based payments
Exercise price	$ 7,776
Market Price	$ 6,939
Expected volatility	75.00%
Risk-free interest rate	3.60%
Expected life | Y	2
March 25, 2023
Share-based payments
Exercise price	$ 7,789.5
Market Price	$ 7,060.5
Expected volatility	75.00%
Risk-free interest rate	3.60%
Expected life | Y	3
March 25, 2023
Share-based payments
Exercise price	$ 7,789.5
Market Price	$ 7,060.5
Expected volatility	75.00%
Risk-free interest rate	3.60%
Expected life | Y	4
April 20, 2023
Share-based payments
Exercise price	$ 7,816.5
Market Price	$ 7,114.5
Expected volatility	75.00%
Risk-free interest rate	3.60%
Expected life | Y	5
December 29, 2023
Share-based payments
Exercise price	$ 6,129
Market Price	$ 1,998
Expected volatility	76.00%
Risk-free interest rate	3.10%
Expected life | Y	5
January 26, 2024
Share-based payments
Exercise price	$ 1,390.5
Market Price	$ 1,458
Expected volatility	76.00%
Risk-free interest rate	3.50%
Expected life | Y	5